CONSOLIDATED FINANCIAL STATEMENT DETAILS - Long-term investments (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Long-term investments
Equity investments at FVOCI	$ 155.9	$ 188.0
Gains (losses) in AOCI	(98.5)	21.1	$ 39.1
Long-term Investments
Long-term investments
Equity investments at FVOCI	155.9	188.0
Gains (losses) in AOCI	(75.2)	6.9
Investments in an unrealized gain position
Long-term investments
Equity investments at FVOCI	76.1	125.1
Gains (losses) in AOCI	5.1	26.6
Investments in an unrealized loss position
Long-term investments
Equity investments at FVOCI	79.8	62.9
Gains (losses) in AOCI	$ (80.3)	$ (19.7)